Schwab Capital Trust
Laudus International MarketMasters Fund™

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 96.3% of net assets

Argentina 1.0%
Globant S.A. *	4,358	1,042,259
MercadoLibre, Inc. *	8,453	13,260,221
		14,302,480

Australia 3.8%
29Metals Ltd. *	1,094,830	1,831,846
Altium Ltd.	112,145	2,800,829
AMP Ltd.	1,411,775	1,081,528
Aristocrat Leisure Ltd.	63,376	1,942,170
Atlassian Corp. plc, Class A *	9,017	2,931,607
Brambles Ltd.	243,700	2,086,479
carsales.com Ltd.	191,873	3,093,951
Centuria Office REIT	1,727,971	3,127,019
Charter Hall Retail REIT	1,167,152	3,182,442
Corporate Travel Management Ltd. *	165,040	2,634,708
Costa Group Holdings Ltd.	540,949	1,276,794
IDP Education Ltd.	168,773	3,497,194
Inghams Group Ltd.	1,315,298	3,672,494
InvoCare Ltd.	243,267	1,914,723
Mineral Resources Ltd.	76,612	3,544,773
National Storage REIT	1,744,206	2,737,561
Netwealth Group Ltd.	46,468	537,095
Nickel Mines Ltd.	1,123,325	906,374
Orica Ltd.	304,890	2,780,824
OZ Minerals Ltd.	115,553	1,959,068
Pro Medicus Ltd.	15,472	661,385
Seven Group Holdings Ltd.	137,916	2,365,359
Shopping Centres Australasia Property Group	1,838,647	3,318,380
Technology One Ltd.	437,095	3,038,100
		56,922,703

Austria 0.3%
ANDRITZ AG	74,492	4,101,161

Belgium 0.5%
Anheuser-Busch InBev S.A./N.V.	48,800	3,079,871
Melexis N.V.	22,511	2,509,067
Warehouses De Pauw CVA	26,175	1,125,741
		6,714,679

Brazil 0.9%
B3 S.A. - Brasil Bolsa Balcao	363,300	1,063,759
Locaweb Servicos de Internet S.A.	688,157	3,291,315
Magazine Luiza S.A.	269,600	1,066,339
Notre Dame Intermedica Participacoes S.A.	51,500	791,053
Security	Number of Shares	Value ($)
Pet Center Comercio e Participacoes S.A.	454,619	1,993,663
Petro Rio S.A. *	697,900	2,391,881
Santos Brasil Participacoes S.A. *	1,409,500	2,451,893
		13,049,903

Canada 5.8%
Alamos Gold, Inc., Class A	432,636	3,513,004
Boralex, Inc., Class A	176,533	5,556,629
BRP, Inc.	53,922	4,517,848
CAE, Inc. *	146,658	4,475,208
Canada Goose Holdings, Inc. *	22,760	965,707
Canadian National Railway Co.	51,145	5,557,243
Cenovus Energy, Inc.	352,625	2,942,310
Enghouse Systems Ltd.	9,298	419,662
FirstService Corp.	19,071	3,552,195
goeasy Ltd.	32,164	4,408,500
Innergex Renewable Energy, Inc.	238,614	4,159,871
Kinaxis, Inc. *	4,839	627,798
Linamar Corp.	49,292	2,916,588
Lululemon Athletica, Inc. *	7,796	3,119,725
Nuvei Corp. - CAD *	18,565	1,525,110
Nuvei Corp. - USD *	54,210	4,445,220
Open Text Corp.	67,600	3,511,125
Restaurant Brands International, Inc.	27,112	1,848,767
Ritchie Bros. Auctioneers, Inc.	77,528	4,628,315
Shopify, Inc., Class A *	2,107	3,160,353
Spin Master Corp. *	84,713	3,247,694
Stantec, Inc.	47,164	2,195,644
TFI International, Inc.	65,333	7,313,567
The Descartes Systems Group, Inc. *	59,496	4,315,320
Toromont Industries Ltd.	7,040	594,924
Whitecap Resources, Inc.	765,178	3,502,057
		87,020,384

China 5.4%
21Vianet Group, Inc. ADR *	53,116	920,500
A-Living Smart City Services Co., Ltd., H Shares	186,500	711,343
Aier Eye Hospital Group Co., Ltd., A Shares	184,088	1,678,704
Airtac International Group	150,000	4,847,319
AK Medical Holdings Ltd.	78,000	96,544
Alibaba Group Holding Ltd. *	251,632	6,145,546
Alibaba Group Holding Ltd. ADR *	38,775	7,568,492
Alibaba Health Information Technology Ltd. *	238,000	370,948
Centre Testing International Group Co., Ltd., A Shares	212,700	895,038
Chacha Food Co. Ltd, A Shares	64,951	379,154
China Lesso Group Holdings Ltd.	1,695,000	3,539,336
China Yongda Automobiles Services Holdings Ltd.	2,477,000	4,625,124

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Country Garden Services Holdings Co., Ltd.	126,000	1,023,106
Daqo New Energy Corp. ADR *	17,724	1,050,147
Foshan Haitian Flavouring & Food Co., Ltd., A Shares	59,748	1,061,118
Hangzhou Tigermed Consulting Co., Ltd., A Shares	52,200	1,276,870
JD.com, Inc. *	46,200	1,610,707
Kweichow Moutai Co., Ltd., A Shares	4,200	1,092,483
Li Ning Co., Ltd.	302,500	3,194,797
Meituan, B Shares *	287,400	7,952,764
NAURA Technology Group Co., Ltd., A Shares	24,800	1,664,806
NetEase, Inc.	103,325	2,055,156
NIO, Inc. ADR *	58,430	2,610,652
Ping An Insurance Group Co. of China Ltd., H Shares	483,500	4,231,031
Proya Cosmetics Co. Ltd, A Shares	24,700	616,829
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	18,200	1,102,726
Silergy Corp.	5,000	678,424
Tencent Holdings Ltd.	158,300	9,546,780
Topchoice Medical Corp., A Shares *	24,900	1,219,445
Venus MedTech Hangzhou, Inc., H Shares *	61,500	388,710
Vipshop Holdings Ltd. ADR *	67,700	1,125,851
Weimob, Inc. *	210,000	284,911
WuXi AppTec Co. Ltd., A Shares	48,600	1,131,916
WuXi Biologics Cayman, Inc. *	232,000	3,543,626
		80,240,903

Denmark 2.0%
Alk-Abello A/S *	10,759	5,304,269
Chr. Hansen Holding A/S	10,490	943,448
Coloplast A/S, Class B	9,138	1,671,007
DSV PANALPINA A/S	28,170	6,866,856
Genmab A/S *	11,374	5,140,807
Jyske Bank A/S *	39,758	1,929,205
Netcompany Group A/S	8,009	989,423
Orsted A/S	13,194	1,956,936
Royal Unibrew A/S	37,789	5,120,941
		29,922,892

Finland 1.0%
Metso Outotec Oyj	524,444	5,954,599
Neste Oyj	55,106	3,387,408
QT Group Oyj *	22,492	3,046,021
UPM-Kymmene Oyj	54,700	2,235,336
		14,623,364

France 8.7%
Accor S.A. *	158,763	5,618,638
Airbus SE *	48,205	6,612,214
Alten S.A.	29,543	4,696,323
APERAM S.A.	77,703	4,869,733
BNP Paribas S.A.	159,303	9,714,159
Capgemini SE	15,500	3,350,366
Coface S.A.	299,285	3,756,870
Criteo S.A. ADR *	56,101	2,176,158
Danone S.A. (a)	39,800	2,927,429
Danone S.A. (a)	5,600	411,766
Dassault Systemes SE	60,330	3,327,935
Elis S.A. *	232,636	4,171,813
EssilorLuxottica S.A.	6,972	1,316,194
Gaztransport Et Technigaz S.A.	41,699	3,343,752
Security	Number of Shares	Value ($)
Hermes International	3,076	4,702,515
Kering S.A.	13,412	12,032,425
Korian S.A.	146,915	5,577,237
L'Oreal S.A.	11,383	5,207,649
LISI	53,827	1,835,165
LVMH Moet Hennessy Louis Vuitton SE	7,767	6,218,780
Publicis Groupe S.A.	63,970	4,038,466
Rubis S.C.A.	125,050	5,016,404
Safran S.A.	29,568	3,869,692
Sartorius Stedim Biotech	5,315	3,034,034
SOITEC *	19,336	4,635,757
Teleperformance	11,281	4,758,287
Valeo S.A.	127,413	3,684,251
Verallia S.A.	131,803	4,887,500
Wendel SE	15,549	2,182,533
Worldline S.A. *	25,767	2,411,792
		130,385,837

Germany 9.3%
Allianz SE	37,170	9,239,099
Bayer AG (a)	169,881	10,121,339
Bayer AG (a)	542	32,432
Bayerische Motoren Werke AG	96,100	9,555,344
Carl Zeiss Meditec AG	8,640	1,924,237
CompuGroup Medical SE & Co. KgaA	9,103	730,514
Continental AG *	60,235	8,182,629
CTS Eventim AG & Co. KGaA *	14,895	1,012,042
Daimler AG	111,794	9,976,432
Delivery Hero SE *	48,616	7,267,730
Dermapharm Holding SE	56,177	4,493,785
Duerr AG	84,949	4,059,091
Eckert & Ziegler Strahlen- und Medizintechnik AG	24,039	3,306,459
Fielmann AG	70,683	5,307,998
flatexDEGIRO AG *	29,315	3,542,450
Fresenius Medical Care AG & Co. KGaA	75,600	5,958,882
Fresenius SE & Co. KGaA	39,200	2,060,350
Friedrich Vorwerk Group SE *	58,750	3,063,667
Gerresheimer AG	18,824	1,965,490
HelloFresh SE *	21,721	2,036,113
Henkel AG & Co. KGaA	19,000	1,727,574
Hypoport SE *	1,010	608,534
Infineon Technologies AG	91,221	3,485,931
JOST Werke AG	35,209	2,150,983
KION Group AG	13,291	1,411,424
MTU Aero Engines AG	19,376	4,846,660
Nemetschek SE	7,731	682,244
Norma Group SE	36,086	1,910,859
Novem Group S.A. *	134,016	2,635,829
ProSiebenSat.1 Media SE	107,009	2,033,058
Puma SE	23,158	2,840,778
SAP SE	33,200	4,764,573
Stabilus S.A.	31,980	2,538,818
Teamviewer AG *	15,742	529,270
ThyssenKrupp AG *(a)	419,100	4,175,428
ThyssenKrupp AG *(a)	600	5,984
Vonovia SE	29,079	1,936,048
Zalando SE *	63,599	7,066,632
		139,186,710

Hong Kong 1.8%
AIA Group Ltd.	513,800	6,148,008
ASM Pacific Technology Ltd.	241,100	3,108,669
Cafe De Coral Holdings Ltd.	1,504,000	2,928,040
HKBN Ltd.	2,457,983	2,862,111

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Man Wah Holdings Ltd.	1,019,200	2,045,020
Minth Group Ltd.	332,000	1,404,039
SUNeVision Holdings Ltd.	4,333,000	4,571,614
Yue Yuen Industrial Holdings Ltd. *	1,556,000	3,283,788
		26,351,289

India 2.0%
Axis Bank Ltd. *	381,524	3,643,044
Crompton Greaves Consumer Electricals Ltd.	119,770	785,561
Dr Lal PathLabs Ltd.	22,234	1,064,488
Havells India Ltd.	45,937	725,838
HDFC Bank Ltd.	177,542	3,416,651
Indraprastha Gas Ltd.	578,221	4,341,321
Info Edge India Ltd.	9,848	691,785
InterGlobe Aviation Ltd. *	44,076	974,667
Ipca Laboratories Ltd.	16,682	472,008
Max Healthcare Institute Ltd. *	502,162	2,004,578
Pidilite Industries Ltd.	22,282	683,051
Reliance Industries Ltd.	179,735	4,926,909
Voltas Ltd.	38,436	547,959
WNS Holdings Ltd. ADR *	66,062	5,439,545
		29,717,405

Indonesia 0.3%
PT Bank Central Asia Tbk	1,804,400	3,724,925
PT Bank Mandiri (Persero) Tbk	3,580,300	1,410,732
		5,135,657

Ireland 1.1%
Glanbia plc	222,736	3,823,742
ICON plc *	12,545	3,051,822
Kingspan Group plc	27,690	3,011,117
Ryanair Holdings plc *	10,000	196,300
Ryanair Holdings plc ADR *	55,327	6,032,856
		16,115,837

Israel 1.3%
Inmode Ltd. *	55,259	6,281,291
Kornit Digital Ltd. *	37,803	4,996,044
Nice Ltd. ADR *	3,104	864,930
Nova Measuring Instruments Ltd. *	49,489	4,840,024
Wix.com Ltd. *	7,342	2,192,615
		19,174,904

Italy 2.1%
Amplifon S.p.A.	19,656	970,701
Autogrill S.p.A. *	537,189	3,768,969
BFF Bank S.p.A.	210,881	2,201,395
BPER Banca	1,262,383	2,461,029
Brunello Cucinelli S.p.A. *	11,556	715,865
Buzzi Unicem S.p.A.	82,860	2,190,244
Ferrari N.V.	15,220	3,317,016
Interpump Group S.p.A.	4,495	280,980
Intesa Sanpaolo S.p.A.	3,901,800	10,778,902
Moncler S.p.A.	14,111	969,181
Technogym S.p.A.	202,909	2,616,315
Tenaris S.A.	75,894	773,280
		31,043,877

Security	Number of Shares	Value ($)
Japan 11.1%
Ariake Japan Co., Ltd.	13,400	777,835
Asahi Intecc Co., Ltd.	39,700	1,075,755
Asics Corp.	146,000	3,224,353
BASE, Inc. *	37,000	386,848
BayCurrent Consulting, Inc.	16,300	6,491,157
Benefit One, Inc.	26,900	885,787
Bengo4.com, Inc. *	4,700	354,858
Comture Corp.	134,900	2,903,521
Daikin Industries Ltd.	17,300	3,612,805
Digital Arts, Inc.	54,400	3,735,974
Disco Corp.	1,700	485,446
en-Japan, Inc.	243,800	8,513,655
Food & Life Cos., Ltd.	113,300	4,616,373
GMO Financial Gate, Inc.	10,500	1,992,805
GMO Payment Gateway, Inc.	6,900	886,977
Harmonic Drive Systems, Inc.	11,400	630,614
Hoya Corp.	19,000	2,682,221
IHI Corp. *	204,000	4,718,525
Infomart Corp.	200,100	1,651,048
Insource Co., Ltd.	113,000	2,048,675
Invincible Investment Corp.	8,761	3,441,917
IR Japan Holdings Ltd.	24,000	2,969,901
Isetan Mitsukoshi Holdings Ltd.	483,300	3,272,659
JMDC, Inc. *	76,200	3,906,391
Keyence Corp.	7,500	4,177,519
Komatsu Ltd.	70,700	1,771,673
Kyudenko Corp.	146,200	5,210,166
M3, Inc.	105,800	6,920,026
Matsumotokiyoshi Holdings Co., Ltd.	180,800	8,033,309
Menicon Co., Ltd.	25,400	1,856,610
MISUMI Group, Inc.	29,300	1,021,256
MonotaRO Co., Ltd.	52,400	1,205,343
Musashi Seimitsu Industry Co., Ltd.	62,100	1,291,031
Nagoya Railroad Co., Ltd. *	91,300	1,537,463
Nextage Co., Ltd.	237,900	4,893,008
Nifco, Inc.	153,800	5,111,828
Nihon M&A Center, Inc.	59,600	1,659,801
Nippon Gas Co., Ltd.	241,500	3,814,499
Olympus Corp.	132,200	2,720,590
Omron Corp.	32,100	2,746,958
Open House Co., Ltd.	115,600	5,844,706
Optorun Co., Ltd.	21,900	441,316
Outsourcing, Inc.	132,200	2,530,416
PALTAC Corp.	63,800	2,962,993
Premier Anti-Aging Co., Ltd. *	14,500	2,025,520
Prestige International, Inc.	13,900	88,994
Rakus Co., Ltd.	30,500	858,555
Resorttrust, Inc.	158,000	2,596,890
SHIFT, Inc. *	4,600	843,898
SMC Corp.	5,900	3,507,394
Systena Corp.	339,300	6,288,904
TechnoPro Holdings, Inc.	35,700	892,897
The Japan Steel Works Ltd.	101,600	2,499,343
TIS, Inc.	48,800	1,265,689
Toyo Tire Corp.	220,100	4,155,930
Toyota Motor Corp.	44,900	4,030,919
Ushio, Inc.	153,900	2,757,740
Zeon Corp.	194,800	2,661,604
		165,490,888

Luxembourg 0.2%
Eurofins Scientific SE	21,721	2,598,099

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mexico 0.5%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR *	185,649	4,099,130
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR *	3,611	654,385
Grupo Televisa S.A.B. ADR	253,900	3,440,345
		8,193,860

Netherlands 4.6%
Adyen N.V. *	4,082	11,062,420
Alfen Beheer BV *	34,958	3,525,640
Arcadis N.V.	29,682	1,314,483
ASM International N.V.	6,418	2,277,812
ASML Holding N.V.	32,182	24,599,398
B&S Group Sarl	290,287	2,885,775
Basic-Fit N.V. *	46,366	2,143,097
BE Semiconductor Industries N.V.	63,327	5,557,486
Euronext N.V.	8,600	956,717
EXOR N.V.	63,100	5,184,027
IMCD N.V.	6,154	1,066,255
Marel HF	443,142	3,332,792
OCI N.V. *	92,198	2,236,626
Royal Boskalis Westminster N.V.	92,794	2,920,143
		69,062,671

Norway 0.8%
Bakkafrost P/F	63,425	5,390,005
Elkem A.S.A. *	462,267	1,710,859
Fjordkraft Holding A.S.A.	558,924	3,180,535
Pexip Holding A.S.A. *	41,335	340,072
Scatec A.S.A.	21,924	471,046
Tomra Systems A.S.A.	27,775	1,605,039
		12,697,556

Poland 0.1%
Allegro.eu S.A. *	63,798	1,094,626
InPost S.A. *	38,737	759,556
		1,854,182

Portugal 0.0%
Banco Espirito Santo S.A. *(b)	42,176	—

Republic of Korea 1.5%
BGF retail Co., Ltd.	17,121	2,407,138
Hugel, Inc. *	19,325	4,027,035
Kakao Corp.	19,320	2,473,248
NAVER Corp.	8,025	3,024,633
Samsung SDI Co., Ltd.	3,061	1,975,994
SK Materials Co., Ltd.	14,844	5,427,672
Soulbrain Co., Ltd.	8,018	2,373,886
		21,709,606

Russia 0.1%
Yandex N.V., Class A *	25,622	1,740,502

Singapore 0.9%
ESR-REIT	8,103,304	2,661,331
Nanofilm Technologies International Ltd. *	666,900	3,042,637
SATS Ltd. *	662,000	1,957,654
Security	Number of Shares	Value ($)
Sheng Siong Group Ltd.	3,031,800	3,514,180
SPH REIT	4,320,600	2,916,876
		14,092,678

South Africa 0.5%
Naspers Ltd., N Shares	34,920	6,738,869

Spain 0.6%
Amadeus IT Group S.A. *	116,175	7,618,847
EDP Renovaveis S.A.	55,742	1,309,254
Solaria Energia y Medio Ambiente S.A. *	21,813	421,392
		9,349,493

Sweden 5.0%
AAK AB	90,352	2,153,942
AddTech AB, B Shares	167,700	3,489,420
AFRY AB	48,951	1,668,175
Atlas Copco AB, A Shares	100,648	6,816,387
Atlas Copco AB, B Shares	19,995	1,136,882
Beijer Ref AB	51,075	1,078,519
BHG Group AB *	64,992	1,002,618
Bravida Holding AB	281,327	4,353,045
CELLINK AB, B Shares *	81,274	5,306,140
Desenio Group AB *	120,838	703,967
Elekta AB, B Shares	141,975	2,072,197
Evolution AB	19,019	3,309,310
H & M Hennes & Mauritz AB, B Shares *	191,800	4,009,908
Hexagon AB, B Shares	278,544	4,610,906
Indutrade AB	55,387	1,806,633
Investment AB Latour, B Shares	34,005	1,328,983
Kinnevik AB, B Shares *	36,182	1,577,383
Lifco AB, B Shares	222,120	6,514,758
Nibe Industrier AB, B Shares	136,264	1,628,352
Nolato AB, B Shares	76,360	847,610
Nordic Entertainment Group AB, B Shares *	65,314	3,487,832
Rvrc Holding AB *	118,608	1,005,806
SKF AB, B Shares	118,900	3,163,531
Spotify Technology S.A. *	16,210	3,706,741
Storytel AB *	37,021	959,026
Sweco AB, B Shares	34,473	551,430
Thule Group AB	15,371	776,065
Trelleborg AB, B Shares	97,437	2,408,605
Vitrolife AB	19,591	1,116,053
Volvo AB, B Shares	122,100	2,879,333
		75,469,557

Switzerland 5.1%
Belimo Holding AG	1,460	754,048
Burckhardt Compression Holding AG	9,838	3,859,922
Cie Financiere Richemont S.A.	11,900	1,522,833
Comet Holding AG	12,833	4,202,088
Credit Suisse Group AG	834,153	8,374,310
Glencore plc *	1,927,723	8,657,693
Holcim Ltd. *	63,864	3,743,781
Logitech International S.A.	6,664	732,169
Lonza Group AG	6,375	4,963,736
Novartis AG	47,700	4,411,219
Partners Group Holding AG	2,880	4,920,088
PolyPeptide Group AG *	24,105	2,627,637
Roche Holding AG	8,450	3,264,337
Siegfried Holding AG *	924	934,979
SIG Combibloc Group AG *	167,406	4,939,444

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sika AG	16,601	5,848,041
Softwareone Holding AG *	21,395	549,115
Straumann Holding AG	1,983	3,676,518
Tecan Group AG	1,988	1,146,418
Temenos AG	7,023	1,115,593
The Swatch Group AG - Bearer Shares	5,555	1,853,053
VAT Group AG	3,664	1,438,321
Zur Rose Group AG *	6,777	2,521,222
		76,056,565

Taiwan 2.3%
Accton Technology Corp.	172,000	2,013,555
Advanced Wireless Semiconductor Co.	526,000	3,101,136
ASMedia Technology, Inc.	9,000	633,445
ASPEED Technology, Inc.	37,000	2,979,923
Chailease Holding Co., Ltd.	551,714	4,578,469
Globalwafers Co., Ltd.	22,000	668,429
Gourmet Master Co., Ltd.	480,000	2,525,633
MediaTek, Inc.	115,000	3,760,252
Merida Industry Co., Ltd.	334,000	4,011,384
Nien Made Enterprise Co., Ltd.	196,000	3,290,702
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	48,515	5,658,790
TCI Co., Ltd.	116,000	1,357,173
		34,578,891

Thailand 0.2%
Carabao Group plc	111,200	490,576
Sea Ltd. ADR *	11,544	3,187,991
		3,678,567

United Kingdom 14.1%
3i Group plc	74,350	1,321,437
Ashtead Group plc	87,776	6,568,229
Avast plc	185,730	1,496,757
AVEVA Group plc	21,418	1,168,611
Big Yellow Group plc	39,952	806,344
Bodycote plc	364,748	4,574,206
boohoo Group plc *	134,903	488,740
Bunzl plc	25,900	959,523
Ceres Power Holdings plc *	27,792	389,487
Clipper Logistics plc	186,973	2,193,494
CNH Industrial N.V.	464,892	7,762,564
Coats Group plc	4,990,011	4,862,220
Compass Group plc *	295,427	6,242,338
Computacenter plc	82,049	3,101,613
ContourGlobal plc	1,163,686	3,172,684
Croda International plc	28,002	3,277,949
CVS Group plc *	22,804	761,505
Darktrace plc *	116,849	1,242,515
Diploma plc	100,606	4,132,829
Dr. Martens plc *	508,419	3,060,023
Electrocomponents plc	353,574	4,995,197
Endava plc ADR *	41,839	5,381,332
Equiniti Group plc *	1,458,433	3,628,729
Experian plc	74,723	3,289,740
Forterra plc	834,596	3,503,469
Future plc	129,225	6,196,989
Greggs plc *	123,143	4,718,565
Halma plc	72,170	2,896,975
Hays plc *	1,091,548	2,245,534
Hill & Smith Holdings plc	151,369	3,416,945
Howden Joinery Group plc	499,665	6,226,611
IMI plc	72,167	1,765,558
Security	Number of Shares	Value ($)
Inchcape plc	441,729	5,217,589
Informa plc *	69,100	474,808
Intermediate Capital Group plc	290,934	8,767,444
Intertek Group plc	17,306	1,239,905
Liberty Global plc, Class A *	179,700	4,824,945
Liberty Global plc, Class C *	23,439	629,572
Lloyds Banking Group plc	16,822,510	10,636,317
London Stock Exchange Group plc	30,887	3,220,627
Marks & Spencer Group plc *	1,180,042	2,221,464
Natwest Group plc	1,512,718	4,245,770
Ocado Group plc *	91,245	2,351,158
Prudential plc	184,300	3,460,938
Reckitt Benckiser Group plc	6,753	516,602
Renishaw plc	8,528	606,626
Rentokil Initial plc	286,783	2,259,128
Rolls-Royce Holdings plc *	1,118,933	1,545,381
Rotork plc	284,785	1,428,118
S4 Capital plc *	373,264	3,600,731
Schroders plc	68,733	3,490,546
Segro plc	145,658	2,462,238
Smiths Group plc	72,000	1,555,659
Softcat plc	29,109	782,121
Spectris plc	82,763	4,108,056
Spirax-Sarco Engineering plc	13,038	2,716,450
SSP Group plc *	830,274	3,010,879
Trainline plc *	109,717	516,083
Tritax Big Box REIT plc	2,651,269	7,756,443
Trustpilot Group plc *	121,151	603,209
Ultra Electronics Holdings plc	176,642	7,778,190
Vesuvius plc	331,986	2,462,631
Victrex plc	147,564	5,441,818
WH Smith plc *	87,989	1,984,488
WPP plc	261,700	3,384,574
		211,149,220

United States 1.4%
Illumina, Inc. *	11,884	5,891,493
Moderna, Inc. *	19,866	7,024,618
NVIDIA Corp.	7,836	1,527,942
Tesla, Inc. *	9,932	6,825,270
		21,269,323

Uruguay 0.0%
Dlocal Ltd. *	5,187	234,141
Total Common Stock
(Cost $993,484,623)		1,439,974,653

Preferred Stock 0.2% of net assets

Brazil 0.2%
Banco Pan S.A.	567,100	2,239,763

Germany 0.0%
Henkel AG & Co. KGaA	5,100	517,062

Republic of Korea 0.0%
Samsung Electronics Co., Ltd.	5,594	351,168
Total Preferred Stock
(Cost $3,292,261)		3,107,993

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Corporate Bonds 0.1% of net assets

Switzerland 0.1%
Credit Suisse Group (Guernsey) VII Ltd., Series BR Mandatory Convertible Notes
3.00%, 11/12/21	304,000	356,571
Credit Suisse Group (Guernsey) VII Ltd., Series A Mandatory Convertible Notes
3.00%, 11/12/21	400,000	468,842
Total Corporate Bonds
(Cost $772,743)		825,413
Security	Number of Shares	Value ($)
Rights 0.0% of net assets

India 0.0%
Reliance Industries Ltd. (Partly Paid Up) expires 11/15/21 *	6,876	130,744
Total Rights
(Cost $58,356)		130,744
Security	Number of Shares	Value ($)
Short-Term Investment 3.0% of net assets

Money Market Fund 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	45,413,291	45,413,291
Total Short-Term Investment
(Cost $45,413,291)		45,413,291

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/17/21	271	31,427,870	(567,073)

Settlement Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation ($)
Forward Foreign Currency Exchange Contract
12/15/21	State Street Bank & Trust Co.	USD	3,321,186	CHF	2,972,000	28,529
*	Non-income producing security.
(a)	Securities are traded on separate exchanges for the same entity.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust

CAD –	Canadian dollar
CHF –	Swiss franc
USD –	U.S. dollar

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$297,205,045	$—	$297,205,045
Argentina	14,302,480	—	—	14,302,480
Australia	4,763,453	52,159,250	—	56,922,703
Brazil	13,049,903	—	—	13,049,903
Canada	87,020,384	—	—	87,020,384
China	13,275,642	66,965,261	—	80,240,903
Denmark	943,448	28,979,444	—	29,922,892
France	2,587,924	127,797,913	—	130,385,837
Germany	8,580,993	130,605,717	—	139,186,710
India	5,439,545	24,277,860	—	29,717,405
Ireland	9,084,678	7,031,159	—	16,115,837
Israel	19,174,904	—	—	19,174,904
Mexico	8,193,860	—	—	8,193,860
Netherlands	3,332,792	65,729,879	—	69,062,671
Poland	1,094,626	759,556	—	1,854,182
Portugal	—	—	—*	—
Russia	1,740,502	—	—	1,740,502
Singapore	2,661,331	11,431,347	—	14,092,678
Spain	1,309,254	8,040,239	—	9,349,493
Sweden	18,009,592	57,459,965	—	75,469,557
Switzerland	2,521,222	73,535,343	—	76,056,565
Taiwan	5,658,790	28,920,101	—	34,578,891
Thailand	3,678,567	—	—	3,678,567
United Kingdom	47,494,255	163,654,965	—	211,149,220
United States	21,269,323	—	—	21,269,323
Uruguay	234,141	—	—	234,141
Preferred Stock[1]	—	868,230	—	868,230
Brazil	2,239,763	—	—	2,239,763
Corporate Bonds[1]	—	825,413	—	825,413
Short-Term Investment[1]	45,413,291	—	—	45,413,291
Rights[1]	—	130,744	—	130,744
Forward Foreign Currency Exchange Contract[2]	—	28,529	—	28,529
Liabilities
Futures Contracts[2]	(567,073)	—	—	(567,073)
Total	$342,507,590	$1,146,405,960	$—	$1,488,913,550
*	Level 3 amount shown includes securities determined to have no value at July 31, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts and foreign currency contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Laudus International MarketMasters Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•  Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Laudus International MarketMasters Fund
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87632JUL21